Document and Entity Information	12 Months Ended
Jul. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2013
Registrant Name	UNIFIED SERIES TRUST
Central Index Key	0001199046
Amendment Flag	false
Document Creation Date	Jul 30, 2013
Document Effective Date	Jul 30, 2013
Prospectus Date	Jul 30, 2013

Dean Small Cap Value Fund
SUMMARY SECTION – DEAN SMALL CAP VALUE FUND
Investment Objective
The investment objective of the Dean Small Cap Value Fund (the “Small Cap Fund” or the “Fund”) is long-term capital appreciation and, secondarily, dividend income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Dean Small Cap Value Fund
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dean Small Cap Value Fund
Management Fee		0.90%
Other Expenses		0.51%
Total Annual Fund Operating Expenses		1.41%
Fee Waiver/Expense Reimbursement	[1]	(0.16%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	[1]	1.25%
[1]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.25% of the Fund's average daily net assets through July 31, 2014, subject to the adviser's right to recoup reimbursements on a rolling three-year basis so long as the recoupment would not exceed the 1.25% expense cap. This expense cap may not be terminated prior to July 31, 2014 except by the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Dean Small Cap Value Fund	127	431	756	1,677

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 142% of the average value of its portfolio.
Principal Investment Strategies
The Fund primarily invests in equity securities of small cap companies. The Fund considers “small cap” companies to be those with market capitalizations similar to companies listed on the Russell 2000® Value Index at the time of investment. As of July 1, 2013, the market capitalization of companies listed on the Russell 2000® Value Index ranged from $83 million to $3.4 billion and the median was $523 million. Using fundamental, bottom-up research, the Fund’s portfolio manager utilizes a multi-factored valuation method to identify stocks of companies that he believes are undervalued at the time of purchase. The Fund’s portfolio manager looks for companies with earnings, cash flows and/or assets that are not accurately reflected in the companies’ market values. The portfolio manager may also consider whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue. The portfolio manager attempts to purchase the stocks of these undervalued companies and to hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the manager believes more accurately reflects the fair value of the company. The Fund seeks to preserve capital in down markets and to diversify its portfolio in traditional, as well as relative, value-oriented investments.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. and foreign small cap companies, directly or through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign small cap companies. This policy may be changed only upon at least 60 days’ advance notice to shareholders. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), equity real estate investment trusts (“REITs”), and other investment companies, including ETFs, that invest primarily in equity securities. The Fund may invest in foreign small cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), which may be sponsored or unsponsored. The Fund may from time to time overweight its investments in certain market sectors.

The Fund may invest its remaining assets in equity securities of mid or large cap companies, derivative instruments, such as put and call options and futures contracts, and in fixed income securities, including corporate bonds, convertible bonds and preferred stocks.

Fixed income securities in which the Fund may invest include short-term government and government agency securities, as well as corporate bonds, convertible bonds and preferred stocks that are rated investment grade at the time of purchase of any maturity, ranging from short-term to long-term.

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in cash, money market mutual funds, investment grade short-term money market instruments, U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. To the extent consistent with its 80% investment policy, the Fund also may invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The investment objective of the Fund may be changed immediately upon notice to shareholders without shareholder approval.

As a result of its investment strategy, the Fund typically engages in active trading of small cap securities which causes the Fund to experience a relatively high portfolio turnover rate, the effects of which are described below under “Turnover Risk.”
Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The value-oriented equity securities purchased by the Fund may not rise to the value anticipated by the portfolio manager and may even decline in value. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Small and Mid Cap Risks. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
  Management Risk. The portfolio manager’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
  Sector Focus Risk. To the extent that the Fund focuses in one or more industry sectors, factors affecting those sectors could affect Fund performance.
  REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.
  Investment Company Securities Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the market price of its shares may be above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.
  Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.
  Fixed Income Securities Risk. Fixed income securities increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Changes in economic conditions or other circumstances that have a negative impact on the issuer are also more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.
  Turnover Risk. The Fund’s investment strategy involves active trading and typically results in a relatively high portfolio turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses and in the distribution to shareholders of additional capital gains for tax purposes.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Total Return for the Calendar Year Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 37.20% for the quarter ended June 30, 2009 and the lowest return for a quarter was (28.36%) for the quarter ended December 31, 2008. The Fund’s year to date return as of June 30, 2013 was 16.81%.
Average Annual Total Returns for periods ending December 31, 2012:
Average Annual Total Returns	1 Year	5 Years	10 Years
Dean Small Cap Value Fund	17.33%	6.01%	8.06%
Dean Small Cap Value Fund Return After Taxes on Distributions	17.27%	5.87%	7.00%
Dean Small Cap Value Fund Return After Taxes on Distributions and Sale of Fund Shares	11.34%	5.15%	6.84%
Dean Small Cap Value Fund Russell 2000�� Value Index	18.05%	3.55%	9.50%
Dean Small Cap Value Fund Russell 2000�� Index	16.35%	3.56%	9.72%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2012 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 899-8343 or accessed on the Fund’s website at www.deanmutualfunds.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul 30, 2013
Dean Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – DEAN SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dean Small Cap Value Fund (the “Small Cap Fund” or the “Fund”) is long-term capital appreciation and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, dividend income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 142% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund primarily invests in equity securities of small cap companies. The Fund considers “small cap” companies to be those with market capitalizations similar to companies listed on the Russell 2000® Value Index at the time of investment. As of July 1, 2013, the market capitalization of companies listed on the Russell 2000® Value Index ranged from $83 million to $3.4 billion and the median was $523 million. Using fundamental, bottom-up research, the Fund’s portfolio manager utilizes a multi-factored valuation method to identify stocks of companies that he believes are undervalued at the time of purchase. The Fund’s portfolio manager looks for companies with earnings, cash flows and/or assets that are not accurately reflected in the companies’ market values. The portfolio manager may also consider whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue. The portfolio manager attempts to purchase the stocks of these undervalued companies and to hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the manager believes more accurately reflects the fair value of the company. The Fund seeks to preserve capital in down markets and to diversify its portfolio in traditional, as well as relative, value-oriented investments.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. and foreign small cap companies, directly or through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign small cap companies. This policy may be changed only upon at least 60 days’ advance notice to shareholders. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), equity real estate investment trusts (“REITs”), and other investment companies, including ETFs, that invest primarily in equity securities. The Fund may invest in foreign small cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), which may be sponsored or unsponsored. The Fund may from time to time overweight its investments in certain market sectors.

The Fund may invest its remaining assets in equity securities of mid or large cap companies, derivative instruments, such as put and call options and futures contracts, and in fixed income securities, including corporate bonds, convertible bonds and preferred stocks.

Fixed income securities in which the Fund may invest include short-term government and government agency securities, as well as corporate bonds, convertible bonds and preferred stocks that are rated investment grade at the time of purchase of any maturity, ranging from short-term to long-term.

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in cash, money market mutual funds, investment grade short-term money market instruments, U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. To the extent consistent with its 80% investment policy, the Fund also may invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The investment objective of the Fund may be changed immediately upon notice to shareholders without shareholder approval.

		As a result of its investment strategy, the Fund typically engages in active trading of small cap securities which causes the Fund to experience a relatively high portfolio turnover rate, the effects of which are described below under “Turnover Risk.”
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The value-oriented equity securities purchased by the Fund may not rise to the value anticipated by the portfolio manager and may even decline in value. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Small and Mid Cap Risks. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
  Management Risk. The portfolio manager’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
  Sector Focus Risk. To the extent that the Fund focuses in one or more industry sectors, factors affecting those sectors could affect Fund performance.
  REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.
  Investment Company Securities Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the market price of its shares may be above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.
  Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.
  Fixed Income Securities Risk. Fixed income securities increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Changes in economic conditions or other circumstances that have a negative impact on the issuer are also more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.
  Turnover Risk. The Fund’s investment strategy involves active trading and typically results in a relatively high portfolio turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses and in the distribution to shareholders of additional capital gains for tax purposes.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 899-8343
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.deanmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 37.20% for the quarter ended June 30, 2009 and the lowest return for a quarter was (28.36%) for the quarter ended December 31, 2008. The Fund’s year to date return as of June 30, 2013 was 16.81%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ending December 31, 2012:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2012 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2012 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

		Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 899-8343 or accessed on the Fund’s website at www.deanmutualfunds.com.
Dean Small Cap Value Fund | Dean Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.25%	[1]
1 year	rr_ExpenseExampleYear01	127
3 years	rr_ExpenseExampleYear03	431
5 years	rr_ExpenseExampleYear05	756
10 years	rr_ExpenseExampleYear10	1,677
2003	rr_AnnualReturn2003	37.49%
2004	rr_AnnualReturn2004	17.45%
2005	rr_AnnualReturn2005	5.60%
2006	rr_AnnualReturn2006	11.29%
2007	rr_AnnualReturn2007	(14.59%)
2008	rr_AnnualReturn2008	(32.79%)
2009	rr_AnnualReturn2009	44.21%
2010	rr_AnnualReturn2010	22.44%
2011	rr_AnnualReturn2011	(3.84%)
2012	rr_AnnualReturn2012	17.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.36%)
1 Year	rr_AverageAnnualReturnYear01	17.33%
5 Years	rr_AverageAnnualReturnYear05	6.01%
10 Years	rr_AverageAnnualReturnYear10	8.06%
Dean Small Cap Value Fund | Return After Taxes on Distributions | Dean Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.27%
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	7.00%
Dean Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Dean Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.34%
5 Years	rr_AverageAnnualReturnYear05	5.15%
10 Years	rr_AverageAnnualReturnYear10	6.84%
Dean Small Cap Value Fund | Russell 2000�� Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	9.50%
Dean Small Cap Value Fund | Russell 2000�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%

[1]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.25% of the Fund's average daily net assets through July 31, 2014, subject to the adviser's right to recoup reimbursements on a rolling three-year basis so long as the recoupment would not exceed the 1.25% expense cap. This expense cap may not be terminated prior to July 31, 2014 except by the Board of Trustees.

Dean Mid Cap Value Fund
SUMMARY SECTION – DEAN MID CAP VALUE FUND
Investment Objective
The investment objective of the Dean Mid Cap Value Fund (the “Mid Cap Fund” or the “Fund”) is long-term capital appreciation and, secondarily, dividend income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Dean Mid Cap Value Fund
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dean Mid Cap Value Fund
Management Fee		1.00%
Other Expenses		1.23%
Total Annual Fund Operating Expenses		2.23%
Fee Waiver/Expense Reimbursement	[1]	(0.73%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	[1]	1.50%
[1]	The Fund���s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.50% of the Fund���s average daily net assets through July 31, 2014, subject to the adviser���s right to recoup reimbursements on a rolling three-year basis so long as the recoupment would not exceed the 1.50% expense cap. This expense cap may not be terminated prior to July 31, 2014 except by the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Dean Mid Cap Value Fund	153	627	1,128	2,508

Portfolio Turnover
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Mid Cap Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
The Fund primarily invests in equity securities of mid cap companies. The Fund considers “mid cap” companies to be those with market capitalizations similar to companies listed on the Russell MidCap® Value Index at the time of investment. As of July 1 2013, the market capitalization of companies listed on the Russell MidCap® Value Index ranged from $785 million to $21.4 billion and the median was $4.7 billion.

Using fundamental, bottom-up research, the Fund’s portfolio manager utilizes a multi-factored valuation method to identify stocks of mid cap companies that he believes are undervalued at the time of purchase. To identify these companies, the Fund’s portfolio manager looks for companies with earnings, cash flows and/or assets that are not accurately reflected in the companies’ market values. The portfolio manager also considers various ratios, including the price-to-earnings or price-to-book value ratios and whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue. The portfolio manager attempts to purchase the stocks of these undervalued companies and to hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the manager believes more accurately reflects the fair value of the company.

The Fund seeks to preserve capital in down markets and to diversify its portfolio in traditional, as well as relative, value-oriented investments. The Fund may from time to time overweight its investments in certain market sectors.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and foreign mid cap companies, directly or indirectly through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign mid cap companies. This policy may be changed only upon at least 60 days’ advance notice to shareholders. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), equity real estate investment trusts (“REITs”), and other investment companies (including ETFs) that invest primarily in equity securities. The Fund may invest in foreign mid cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), which may be sponsored or unsponsored.

The Fund may invest its remaining assets in equity securities of small cap or large cap companies, derivative instruments, such as put and call options and futures contracts, or fixed income securities, including corporate bonds, convertible bonds and preferred stocks.

Fixed income securities in which the Fund may invest include short-term government and government agency securities, as well as corporate bonds, convertible bonds and preferred stocks that are rated investment grade at the time of purchase of any maturity, ranging from short-term to long-term.

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in cash, money market mutual funds, investment grade short-term money market instruments, U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. To the extent consistent with its 80% investment policy, the Fund also may invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The investment objective of the Fund may be changed immediately upon notice to shareholders without shareholder approval.
Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The value-oriented equity securities purchased by the Fund may not rise to the value anticipated by the portfolio manager and may even decline in value. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Mid Cap and Small Cap Risks. Securities of companies with medium or small market capitalizations are often more volatile and less liquid than investments in larger companies. Medium and small capitalization companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
  Management Risk. The portfolio manager’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
  Sector Focus Risk. To the extent that the Fund focuses in one or more industry sectors, factors affecting those sectors could affect Fund performance.
  Investment Company Securities Risk. When the Fund invests in another investment company, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the market price of its shares may be above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.
  Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.
  Fixed Income Securities Risk. Fixed income securities increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Changes in economic conditions or other circumstances that have a negative impact on the issuer are also more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.
  REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Prior to March 31, 2011 the Fund was known as the Dean Large Cap Value Fund and invested primarily in large cap securities, and the performance information below for time periods beginning before March 31, 2011 may have differed if the Fund had instead pursued its current mid cap investment strategy.
Total Return for the Calendar Year Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 24.84% for the quarter ended June 30, 2003, and the lowest return for a quarter was (22.21%) for the quarter ended December 31, 2008. The Fund’s year to date return as of June 30, 2013 was 14.36%.
Average Annual Total Returns for the periods ending December 31, 2012:
Average Annual Total Returns		1 Year	5 Years	10 Years
Dean Mid Cap Value Fund		15.41%	(0.71%)	5.31%
Dean Mid Cap Value Fund Return After Taxes on Distributions		15.28%	(0.86%)	5.21%
Dean Mid Cap Value Fund Return After Taxes on Distributions and Sale of Fund Shares		10.18%	(0.62%)	4.64%
Dean Mid Cap Value Fund Russell Midcap�� Value Index	[1]	18.51%	3.79%	10.63%
Dean Mid Cap Value Fund Russell Midcap�� Index	[1]	17.28%	3.57%	10.65%
[1]	Effective 3/31/11, the Fund changed its investment strategies from Large Cap Value to Mid Cap Value and also changed its benchmarks from the Russell 1000�� Value Index to the Russell Midcap�� Value and Russell Midcap�� Indices. Performance prior to 3/31/11 shows the history of the Fund���s Large Cap Value investment strategies and, as a result, the Fund���s 5 and 10 year returns vary substantially from those of the Midcap indices.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2012 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 899-8343 or accessed on the Fund’s website at www.deanmutualfunds.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul 30, 2013
Dean Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – DEAN MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dean Mid Cap Value Fund (the “Mid Cap Fund” or the “Fund”) is long-term capital appreciation and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, dividend income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Mid Cap Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund primarily invests in equity securities of mid cap companies. The Fund considers “mid cap” companies to be those with market capitalizations similar to companies listed on the Russell MidCap® Value Index at the time of investment. As of July 1 2013, the market capitalization of companies listed on the Russell MidCap® Value Index ranged from $785 million to $21.4 billion and the median was $4.7 billion.

Using fundamental, bottom-up research, the Fund’s portfolio manager utilizes a multi-factored valuation method to identify stocks of mid cap companies that he believes are undervalued at the time of purchase. To identify these companies, the Fund’s portfolio manager looks for companies with earnings, cash flows and/or assets that are not accurately reflected in the companies’ market values. The portfolio manager also considers various ratios, including the price-to-earnings or price-to-book value ratios and whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue. The portfolio manager attempts to purchase the stocks of these undervalued companies and to hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the manager believes more accurately reflects the fair value of the company.

The Fund seeks to preserve capital in down markets and to diversify its portfolio in traditional, as well as relative, value-oriented investments. The Fund may from time to time overweight its investments in certain market sectors.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and foreign mid cap companies, directly or indirectly through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign mid cap companies. This policy may be changed only upon at least 60 days’ advance notice to shareholders. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), equity real estate investment trusts (“REITs”), and other investment companies (including ETFs) that invest primarily in equity securities. The Fund may invest in foreign mid cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), which may be sponsored or unsponsored.

The Fund may invest its remaining assets in equity securities of small cap or large cap companies, derivative instruments, such as put and call options and futures contracts, or fixed income securities, including corporate bonds, convertible bonds and preferred stocks.

Fixed income securities in which the Fund may invest include short-term government and government agency securities, as well as corporate bonds, convertible bonds and preferred stocks that are rated investment grade at the time of purchase of any maturity, ranging from short-term to long-term.

		From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in cash, money market mutual funds, investment grade short-term money market instruments, U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. To the extent consistent with its 80% investment policy, the Fund also may invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The investment objective of the Fund may be changed immediately upon notice to shareholders without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The value-oriented equity securities purchased by the Fund may not rise to the value anticipated by the portfolio manager and may even decline in value. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Mid Cap and Small Cap Risks. Securities of companies with medium or small market capitalizations are often more volatile and less liquid than investments in larger companies. Medium and small capitalization companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
  Management Risk. The portfolio manager’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
  Sector Focus Risk. To the extent that the Fund focuses in one or more industry sectors, factors affecting those sectors could affect Fund performance.
  Investment Company Securities Risk. When the Fund invests in another investment company, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the market price of its shares may be above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.
  Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.
  Fixed Income Securities Risk. Fixed income securities increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Changes in economic conditions or other circumstances that have a negative impact on the issuer are also more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.
  REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Prior to March 31, 2011 the Fund was known as the Dean Large Cap Value Fund and invested primarily in large cap securities, and the performance information below for time periods beginning before March 31, 2011 may have differed if the Fund had instead pursued its current mid cap investment strategy.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 899-8343
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.deanmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 24.84% for the quarter ended June 30, 2003, and the lowest return for a quarter was (22.21%) for the quarter ended December 31, 2008. The Fund’s year to date return as of June 30, 2013 was 14.36%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2012:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2012 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2012 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

		Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 899-8343 or accessed on the Fund’s website at www.deanmutualfunds.com.
Dean Mid Cap Value Fund | Dean Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.50%	[1]
1 year	rr_ExpenseExampleYear01	153
3 years	rr_ExpenseExampleYear03	627
5 years	rr_ExpenseExampleYear05	1,128
10 years	rr_ExpenseExampleYear10	2,508
2003	rr_AnnualReturn2003	32.03%
2004	rr_AnnualReturn2004	14.32%
2005	rr_AnnualReturn2005	4.49%
2006	rr_AnnualReturn2006	14.36%
2007	rr_AnnualReturn2007	(3.67%)
2008	rr_AnnualReturn2008	(35.14%)
2009	rr_AnnualReturn2009	25.45%
2010	rr_AnnualReturn2010	7.49%
2011	rr_AnnualReturn2011	(4.39%)
2012	rr_AnnualReturn2012	15.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.21%)
1 Year	rr_AverageAnnualReturnYear01	15.41%
5 Years	rr_AverageAnnualReturnYear05	(0.71%)
10 Years	rr_AverageAnnualReturnYear10	5.31%
Dean Mid Cap Value Fund | Return After Taxes on Distributions | Dean Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.28%
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
10 Years	rr_AverageAnnualReturnYear10	5.21%
Dean Mid Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Dean Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.18%
5 Years	rr_AverageAnnualReturnYear05	(0.62%)
10 Years	rr_AverageAnnualReturnYear10	4.64%
Dean Mid Cap Value Fund | Russell Midcap�� Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.79%	[2]
10 Years	rr_AverageAnnualReturnYear10	10.63%	[2]
Dean Mid Cap Value Fund | Russell Midcap�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[2]
10 Years	rr_AverageAnnualReturnYear10	10.65%	[2]

[1]	The Fund���s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.50% of the Fund���s average daily net assets through July 31, 2014, subject to the adviser���s right to recoup reimbursements on a rolling three-year basis so long as the recoupment would not exceed the 1.50% expense cap. This expense cap may not be terminated prior to July 31, 2014 except by the Board of Trustees.
[2]	Effective 3/31/11, the Fund changed its investment strategies from Large Cap Value to Mid Cap Value and also changed its benchmarks from the Russell 1000�� Value Index to the Russell Midcap�� Value and Russell Midcap�� Indices. Performance prior to 3/31/11 shows the history of the Fund���s Large Cap Value investment strategies and, as a result, the Fund���s 5 and 10 year returns vary substantially from those of the Midcap indices.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul 30, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 30, 2013